Loans at amortized cost, etc. - Changes in allowances for credit loss of loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Loans at amortized cost net category
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		₩ 3,060,966		₩ 2,684,835
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provided (reversed)		907,070		1,290,695
Charge off		(1,147,612)	[1]	(1,146,776)	[2]
Amortization of discount		(9,572)		(28,588)
Disposal		(28,153)		(44,337)
Collection		388,079		350,009
Others	[3]	(3,710)		(44,872)
Ending balance		3,167,068		3,060,966
Loans at amortized cost net category | Retail | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		149,034		133,412
Transfer (from) to 12 month expected credit losses		20,528		20,082
Transfer (from) to lifetime expected credit losses		(9,078)		(9,077)
Transfer (from) to credit- impaired financial assets		(3,203)		(3,247)
Provided (reversed)		10,812		5,253
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		(343)
Collection		0		0
Others	[3]	5,912		2,954
Ending balance		174,005		149,034
Loans at amortized cost net category | Retail | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		86,048		91,025
Transfer (from) to 12 month expected credit losses		(19,794)		(19,487)
Transfer (from) to lifetime expected credit losses		21,383		18,772
Transfer (from) to credit- impaired financial assets		(7,112)		(9,010)
Provided (reversed)		(1,321)		(5,319)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(1)		(8)
Collection		0		0
Others	[3]	11,209		10,075
Ending balance		90,412		86,048
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		198,440		169,038
Transfer (from) to 12 month expected credit losses		(734)		(595)
Transfer (from) to lifetime expected credit losses		(12,305)		(9,695)
Transfer (from) to credit- impaired financial assets		10,315		12,257
Provided (reversed)		154,260		199,765
Charge off		(279,789)	[1]	(254,723)	[2]
Amortization of discount		(4,651)		(5,630)
Disposal		(13,617)		(18,605)
Collection		103,316		85,819
Others	[3]	34,571		20,809
Ending balance		189,806		198,440
Loans at amortized cost net category | Corporations | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		568,614		419,752
Transfer (from) to 12 month expected credit losses		85,187		67,590
Transfer (from) to lifetime expected credit losses		(55,055)		(49,727)
Transfer (from) to credit- impaired financial assets		(1,830)		(1,590)
Provided (reversed)		(68,403)		149,400
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(6)		(726)
Collection		0		0
Others	[3]	1,793		(16,085)
Ending balance		530,300		568,614
Loans at amortized cost net category | Corporations | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		665,083		531,286
Transfer (from) to 12 month expected credit losses		(79,571)		(66,777)
Transfer (from) to lifetime expected credit losses		63,834		55,512
Transfer (from) to credit- impaired financial assets		(48,468)		(52,383)
Provided (reversed)		135,401		211,341
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	5,973		(13,896)
Ending balance		742,252		665,083
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		481,244		469,207
Transfer (from) to 12 month expected credit losses		(5,616)		(813)
Transfer (from) to lifetime expected credit losses		(8,779)		(5,785)
Transfer (from) to credit- impaired financial assets		50,298		53,973
Provided (reversed)		263,327		265,557
Charge off		(299,661)	[1]	(317,514)	[2]
Amortization of discount		(12,894)		(15,151)
Disposal		(14,528)		(24,473)
Collection		76,245		63,822
Others	[3]	(9,310)		(7,579)
Ending balance		520,326		481,244
Loans at amortized cost net category | Credit card | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		203,908		173,884
Transfer (from) to 12 month expected credit losses		26,178		22,148
Transfer (from) to lifetime expected credit losses		(14,471)		(11,568)
Transfer (from) to credit- impaired financial assets		(1,003)		(901)
Provided (reversed)		75,981		103,793
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	(85,882)		(83,448)
Ending balance		204,711		203,908
Loans at amortized cost net category | Credit card | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		374,453		365,248
Transfer (from) to 12 month expected credit losses		(26,149)		(21,591)
Transfer (from) to lifetime expected credit losses		14,548		11,834
Transfer (from) to credit- impaired financial assets		(1,503)		(2,041)
Provided (reversed)		202,000		210,592
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	(162,272)		(189,589)
Ending balance		401,077		374,453
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		306,690		314,850
Transfer (from) to 12 month expected credit losses		(29)		(557)
Transfer (from) to lifetime expected credit losses		(77)		(266)
Transfer (from) to credit- impaired financial assets		2,506		2,942
Provided (reversed)		137,456		137,254
Charge off		(566,944)	[1]	(572,008)	[2]
Amortization of discount		7,973		(7,807)
Disposal		0		0
Collection		207,631		200,234
Others	[3]	194,026		232,048
Ending balance		289,232		306,690
Loans at amortized cost net category | Others | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		11,434		7,501
Transfer (from) to 12 month expected credit losses		200		164
Transfer (from) to lifetime expected credit losses		(359)		(242)
Transfer (from) to credit- impaired financial assets		(7)		(13)
Provided (reversed)		(1,342)		4,188
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	269		(164)
Ending balance		10,195		11,434
Loans at amortized cost net category | Others | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		9,601		7,481
Transfer (from) to 12 month expected credit losses		(200)		(164)
Transfer (from) to lifetime expected credit losses		359		242
Transfer (from) to credit- impaired financial assets		0		(9)
Provided (reversed)		(503)		2,048
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	1		3
Ending balance		9,258		9,601
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		6,417		2,151
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		7		22
Provided (reversed)		(598)		6,823
Charge off		(1,218)	[1]	(2,531)	[2]
Amortization of discount		0		0
Disposal		(1)		(182)
Collection		887		134
Others	[3]	0		0
Ending balance		5,494		6,417
Due from banks at amortized cost and other financial assets
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		92,902		78,849
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provided (reversed)		52,162		33,785
Charge off		(27,929)		(26,814)
Disposal		(40)		(34)
Collection		2,357		2,166
Others	[3]	142,507		4,950
Ending balance		261,959		92,902
Due from banks at amortized cost and other financial assets | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		35,691		33,987
Transfer (from) to 12 month expected credit losses		241		286
Transfer (from) to lifetime expected credit losses		(284)		(259)
Transfer (from) to credit- impaired financial assets		(290)		(256)
Provided (reversed)		8,555		(2,143)
Charge off		0		0
Disposal		0		(2)
Collection		0		0
Others	[3]	139,995		4,078
Ending balance		183,908		35,691
Due from banks at amortized cost and other financial assets | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		8,281		7,272
Transfer (from) to 12 month expected credit losses		(230)		(273)
Transfer (from) to lifetime expected credit losses		288		264
Transfer (from) to credit- impaired financial assets		(2,012)		(1,492)
Provided (reversed)		1,426		2,650
Charge off		0		0
Disposal		0		0
Collection		0		0
Others	[3]	255		(140)
Ending balance		8,008		8,281
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		48,930		37,590
Transfer (from) to 12 month expected credit losses		(11)		(13)
Transfer (from) to lifetime expected credit losses		(4)		(5)
Transfer (from) to credit- impaired financial assets		2,302		1,748
Provided (reversed)		42,181		33,278
Charge off		(27,929)		(26,814)
Disposal		(40)		(32)
Collection		2,357		2,166
Others	[3]	2,257		1,012
Ending balance		₩ 70,043		₩ 48,930

[1]	The amount of uncollected loans currently in recovery (principal and interest) is W10,613,730 million, which is written off as of December 31, 2021.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W10,436,407 million, which is written off as of December 31, 2020.
[3]	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate.